Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Fair Value Measured (Details) (10-K) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Marketable securities	$ 9,920	$ 9,920	$ 9,920
Derivative liability	2,205,666	5,649,412	3,012,597
Fair value net asset liability	2,215,586	5,659,332	3,022,517
Level 1 [Member]
Marketable securities	9,920	9,920	9,920
Derivative liability
Fair value net asset liability	9,920	9,920	9,920
Level 2 [Member]
Marketable securities
Derivative liability
Fair value net asset liability
Level 3 [Member]
Marketable securities
Derivative liability	2,205,666	5,649,412	3,012,597
Fair value net asset liability	$ 2,205,666	$ 5,649,412	$ 3,012,597